UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (check only one.):
     [     ]  is a restatement.
     [     ]  adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:  Buchanan, Parker Asset Management("BPAM")/Parker
Buchanan Asset Management("PBAM")

	200 Park Avenue
	Suite 3300
	New York, NY 10166

13F File Number:  28-5372

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Donald A. Parker
Title:			General Partner
Phone:			(212) 692-3621

Signature, Place, and Date of Signing:

Donald A. Parker	New York, New York	November 11, 1999

Report Type  (Check only one.):

[  X  ]		13F HOLDINGS REPORT.

[     ]		13F NOTICE.

[     ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	none

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	44

Form 13F Information Table Value Total:	 266,925(x 1,000)

List of Other Included Managers: none


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Form 13F



9/30/99












Reporting Manager:Buchanan Parker
Asset Management("BPAM")
/Parker Buchanan Asset
Management("PBAM")*



















Item 1
Item 2
Item 3
Item 4
Item 5
Item 6
Item 7

Item 8









Voting
Authority

Name of Issuer
Title of
Class
Cusip
Number
 Value
(x$1000)
Shares of
Principal
Amount
Investment
Discretion
Managers
Sole
(A)
Shared
(B)
None
(C)










Agribrands International Inc
COM
00849R105
598
12,055
SOLE
BPAM/PBAM
12,055


AK Steel Holding Corp
COM
001547108
6,349
347,878
SOLE
BPAM/PBAM
347,878


Allied Products Corp DEL
COM
019411107
1,421
355,162
SOLE
BPAM/PBAM
355,162


Allmerica Financial Corp
COM
019754100
8,509
178,660
SOLE
BPAM/PBAM
178,660


AMC Entertainment Inc
COM
001669100
3,093
221,900
SOLE
BPAM/PBAM
221,900


Amerus Life Holdings Inc
COM
030732101
2,618
123,581
SOLE
BPAM/PBAM
123,581


Burns International Services Corp
COM
05366B102
5,116
317,300
SOLE
BPAM/PBAM
317,300


Chemfirst Inc
COM
16361A106
19,261
705,225
SOLE
BPAM/PBAM
705,225


Commercial Federal Corp
COM
201647104
9,756
497,125
SOLE
BPAM/PBAM
497,125


Dole Food Inc
COM
253305106
356
18,724
SOLE
BPAM/PBAM
18,724


First Union Corp
COM
337358105
308
8,658
SOLE
BPAM/PBAM
8,658


Genesys Telecommunications Labs
COM
371931106
8,057
176,350
SOLE
BPAM/PBAM
176,350


Gymboree Corp
COM
403777105
866
125,900
SOLE
BPAM/PBAM
125,900


Hasbro Inc
COM
418056107
347
16,132
SOLE
BPAM/PBAM
16,132


Hudson City Bancorp Inc
COM
443683107
13,118
954,000
SOLE
BPAM/PBAM
954,000


ISB Financial Corp LA
COM
450091103
4,589
270,962
SOLE
BPAM/PBAM
270,962


Knoll Inc
COM
498904101
6,216
231,300
SOLE
BPAM/PBAM
231,300


Life USA Holding Inc
COM
531918209
7,970
386,415
SOLE
BPAM/PBAM
386,415


Littelfuse Inc
COM
537008104
5,765
259,100
SOLE
BPAM/PBAM
259,100


Littelfuse Inc
WT A
EX122701N
537008120
1,293
73,880
SOLE
BPAM/PBAM
73,880


Martin Marietta Materials Inc
COM
573284106
7,189
180,000
SOLE
BPAM/PBAM
180,000


Mascotech Inc
COM
574670105
7,382
444,025
SOLE
BPAM/PBAM
444,025


Media General Inc
CL A
584404107
16,319
318,424
SOLE
BPAM/PBAM
318,424


Meritor Automotive Inc
COM
59000G100
7,741
370,830
SOLE
BPAM/PBAM
370,830


Midas Inc
COM
595626102
2,402
116,465
SOLE
BPAM/PBAM
116,465


Newport News Shipbuilding Inc
COM
652228107
6,688
206,990
SOLE
BPAM/PBAM
206,990


Ocean Financial Corp
COM
674904107
328
20,000
SOLE
BPAM/PBAM
20,000


Olsten Corp
COM
681385100
13,556
1,298,800
SOLE
BPAM/PBAM
1,298,800


Oshkosh B Gosh Inc
CL A
688222207
1,594
99,800
SOLE
BPAM/PBAM
99,800


Pierce Leahy Corp
COM
720722107
2,368
99,685
SOLE
BPAM/PBAM
99,685


Plantronics Inc
COM
727493108
4,162
83,650
SOLE
BPAM/PBAM
83,650


Premark International Inc
COM
740459102
14,898
295,010
SOLE
BPAM/PBAM
295,010


Presley Companies-DEL
COM SER A
741030100
17
21,275
SOLE
BPAM/PBAM
21,275


Prime Retail Inc
COM
741570105
2,586
350,585
SOLE
BPAM/PBAM
350,585


Prime Retail Inc
PFD CONV
SER B
741570303
2,418
173,470
SOLE
BPAM/PBAM
173,470


Promus Hotel Corp
COM
74342P106
8,346
256,300
SOLE
BPAM/PBAM
256,300


RH Donnelley Corp
COM
74955W307
11,665
626,298
SOLE
BPAM/PBAM
626,298


South Jersey Financial Corp Inc
COM
838493104
777
53,835
SOLE
BPAM/PBAM
53,835


Stride Rite Corp
COM
863314100
4,066
580,840
SOLE
BPAM/PBAM
580,840


Terra Nova Bermuda Holdings Ltd
ORD CL A
G87615103
13,566
424,755
SOLE
BPAM/PBAM
424,755


Topps Inc
COM
890786106
2,112
281,655
SOLE
BPAM/PBAM
281,655


UCBH Holdings Inc
COM
90262T308
5,644
309,272
SOLE
BPAM/PBAM
309,272


Varian Medical Systems Inc
COM
92220P105
15,766
720,730
SOLE
BPAM/PBAM
720,730


Varian Inc
COM
922206107
9,729
548,130
SOLE
BPAM/PBAM
548,130












Aggregate Column Total


266,925







? Buchanan Parker Asset Management and Parker Buchanan Asset Management are general partnerships whose principals are identical and who are the individuals who vote all securities included in this filing.





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